Subsequent events (Details) - Working Not Working, Inc. [Member] - Subsequent Event [Member] $ in Thousands	1 Months Ended
Jan. 31, 2021 USD ($)
Subsequent Event [Line Items]
Total Consideration	$ 9,422
Contingent payments	$ 3,500
Business combination milestone payments	3 years